Note Payable - Officers and Directors (Details) - Schedule of Related Party Transactions - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Notes Payable, Related Party	$ 140,082	$ 69,944	$ 60,000
Officer and Director [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Party	100,501	69,944
Other Related Party [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Party	$ 39,581	$ 0